Operating Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Total	$ 24.7
2014	7.1
2015	6.8
2016	5.7
2017	2.0
2018	1.9
Thereafter	$ 1.2